NOTE 1- General: C. War in Israel (Policies)	12 Months Ended
Dec. 31, 2025
Policies
C. War in Israel:

C.War in Israel:

The Company’s principal place of business, operations and its facilities, where most of its employees are employed, are located in Rehovot and Yavne, Israel. In addition, the majority of the Company’s key employees and senior management are Israeli citizens.

On October 7, 2023, Hamas militants infiltrated Israel’s southern border from the Gaza Strip and carried out attacks against civilian and military targets in Israel. Following these events, the Government of Israel declared war against Hamas and the Israel Defense Forces initiated a large-scale mobilization of military reservists. Hostilities between Israel and Hamas continued through 2023, 2024 and 2025. On October 9, 2025, the Israeli Cabinet approved a ceasefire and hostage exchange agreement between Israel and Hamas that was brokered by the United States and took effect on October 10, 2025.

During this period, hostilities also escalated along Israel’s northern border involving Hezbollah forces operating from Lebanon. On November 27, 2024, Israel and Lebanon agreed to a ceasefire arrangement that remained in effect until February 18, 2025.

In June 2025, tensions between Israel and Iran escalated significantly and resulted in military operations between the two countries. On June 24, 2025, Israel and Iran agreed to an immediate ceasefire.

On February 28, 2026, the United States and Israel conducted coordinated aerial operations targeting military and governmental facilities in Iran. Subsequently, Iran launched missile attacks across parts of the Middle East and Hezbollah launched barrages of rockets toward northern Israel, leading to retaliatory actions by Israel. As of the date of these financial statements, hostilities in the region have intensified and involve multiple parties, including Israel, the United States, Iran and Hezbollah.

The evolving regional security situation has created and may continue to create significant uncertainty and could adversely affect Israel's economy, the Company's operations, employees, business partners, supply chain and overall business environment. The Company confirms that it has a business continuity plan and procedures in place, ensuring operational and financial continuity. As of the date of these financial statements, the Company has not experienced a material adverse impact on its operations; however, the Company continues to monitor the situation closely and cannot predict the ultimate impact that these developments may have on its business, financial condition or results of operations and have implemented several measurements (e.g., remote work protocols/safety stock) to mitigate potential disruptions.